Summary of Significant Accounting Policies - Summary Of Restatement of Previously Reported Financial Statements (Detail) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Dec. 17, 2020	Oct. 15, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets	$ 375,097,759	$ 375,264,188	$ 375,724,274	$ 376,847,694	$ 375,264,188	$ 375,097,759	$ 375,776,800
Liabilities	42,114,400	38,892,808	36,172,436	41,398,106	38,892,808	42,114,400	37,091,089
Temporary Equity, Carrying Amount, Attributable to Parent	373,750,000		38,300,412	373,750,000		373,750,000	373,750,000
Preferred Stock, Value, Issued	0	0	0	0	0	0	0
Additional Paid in Capital		0	0	0	0		0
Retained Earnings (Accumulated Deficit)	(40,767,575)	(37,379,554)	(34,199,096)	(38,301,346)	(37,379,554)	(40,767,575)	(35,065,223)
Stockholders' Equity Attributable to Parent	(40,766,641)	(37,378,620)	(34,198,162)	(38,300,412)	(37,378,620)	(40,766,641)	(35,064,289)	$ 0
Liabilities and Equity	375,097,759	$ 375,264,188	$ 375,724,274	376,847,694	$ 375,264,188	375,097,759	375,776,800
Temporary Equity, Shares Outstanding		37,375,000	37,375,000		37,375,000
Common Stock, Shares, Outstanding		0	0		0
Change In Initial Value Of Class A Ordinary Shares Subject To Possible Redemption		$ 0	$ 0	0
Net Income (Loss) Attributable to Parent	(3,388,021)	(2,984,151)	4,368,352	(4,832,201)	$ 1,384,201	(2,003,820)
Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent		373,750,000	373,750,000		373,750,000
Common Stock, Value, Issued	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Temporary Equity, Shares Outstanding	37,375,000			37,375,000		37,375,000	37,375,000
Common Stock, Shares, Outstanding	0			0		0	0
Net Income (Loss) Attributable to Parent	$ (2,710,417)					$ (1,603,056)
Weighted Average Number of Shares Outstanding, Basic and Diluted	37,375,000	37,375,000	37,375,000	8,625,000	37,375,000	37,375,000
Earnings Per Share, Basic and Diluted	$ (0.07)	$ (0.06)	$ 0.09	$ (0.28)	$ 0.03	$ (0.04)
Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued	$ 934	$ 934	$ 934	$ 934	$ 934	$ 934	$ 934
Common Stock, Shares, Outstanding	9,343,750			9,343,750		9,343,750
Net Income (Loss) Attributable to Parent	$ (677,604)					$ (400,764)
Weighted Average Number of Shares Outstanding, Basic and Diluted	9,343,750	9,343,750	9,343,750	8,406,250	9,343,750	9,343,750
Earnings Per Share, Basic and Diluted	$ (0.07)	$ (0.06)	$ 0.09	$ (0.28)	$ 0.03	$ (0.04)
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Assets		$ 375,264,188	$ 375,724,274	$ 376,847,694	$ 375,264,188		375,776,800
Liabilities		38,892,808	36,172,436	41,398,106	38,892,808		37,091,089
Temporary Equity, Carrying Amount, Attributable to Parent				330,449,580			333,685,710
Preferred Stock, Value, Issued		0	0	0	0		0
Additional Paid in Capital		8,446,652	5,462,531	9,830,842	8,446,652		5,995,328
Retained Earnings (Accumulated Deficit)		(3,448,000)	(463,849)	(4,832,201)	(3,448,000)		(996,662)
Stockholders' Equity Attributable to Parent		5,000,010	5,000,008	5,000,008	5,000,010		5,000,001
Liabilities and Equity		$ 375,264,188	$ 375,724,274	376,847,694	$ 375,264,188		375,776,800
Temporary Equity, Shares Outstanding		33,137,137	33,455,183		33,137,137
Common Stock, Shares, Outstanding		4,237,863	3,919,817		4,237,863
Change In Initial Value Of Class A Ordinary Shares Subject To Possible Redemption		$ 921,790	$ 4,102,250	(3,236,130)
Net Income (Loss) Attributable to Parent		(2,984,151)	4,368,352	(4,832,201)	$ 1,384,201
As Reported | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent		331,371,370	334,551,830		331,371,370
Common Stock, Value, Issued		$ 424	$ 392	$ 433	$ 424		$ 401
Temporary Equity, Shares Outstanding				33,044,958			33,368,571
Common Stock, Shares, Outstanding				4,330,042			4,006,429
Weighted Average Number of Shares Outstanding, Basic and Diluted		37,375,000	37,375,000	37,375,000	37,375,000
Earnings Per Share, Basic and Diluted		$ 0	$ 0	$ 0	$ 0
As Reported | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued		$ 934	$ 934	$ 934	$ 934		$ 934
Weighted Average Number of Shares Outstanding, Basic and Diluted		9,343,750	9,343,750	8,429,688	9,343,750
Earnings Per Share, Basic and Diluted		$ (0.32)	$ 0.47	$ (0.57)	$ 0.15
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent				$ 43,300,420			40,064,290
Preferred Stock, Value, Issued		$ 0	$ 0	0	$ 0		0
Additional Paid in Capital		(8,446,652)	(5,462,531)	(9,830,842)	(8,446,652)		(5,995,328)
Retained Earnings (Accumulated Deficit)		(33,931,554)	(33,735,247)	(33,469,145)	(33,931,554)		(34,068,561)
Stockholders' Equity Attributable to Parent		(42,378,630)	(39,198,170)	(43,300,420)	(42,378,630)		(40,064,290)
Liabilities and Equity		$ 0	$ 0	0	$ 0		0
Temporary Equity, Shares Outstanding		4,237,863	3,919,817		4,237,863
Common Stock, Shares, Outstanding		(4,237,863)	(3,919,817)		(4,237,863)
Change In Initial Value Of Class A Ordinary Shares Subject To Possible Redemption		$ (921,790)	$ (4,102,250)	3,236,130
Net Income (Loss) Attributable to Parent		0	0	0	$ 0
Adjustment | Common Class A [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent		42,378,630	39,198,170		42,378,630
Common Stock, Value, Issued		$ (424)	$ (392)	$ (433)	$ (424)		$ (401)
Temporary Equity, Shares Outstanding				4,330,042			4,006,429
Common Stock, Shares, Outstanding				(4,330,042)			(4,006,429)
Weighted Average Number of Shares Outstanding, Basic and Diluted		0	0	(28,750,000)	0
Earnings Per Share, Basic and Diluted		$ (0.06)	$ 0.09	$ (0.28)	$ 0.03
Adjustment | Common Class B [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common Stock, Value, Issued		$ 0	$ 0	$ 0	$ 0		$ 0
Weighted Average Number of Shares Outstanding, Basic and Diluted		0	0	(23,438)	0
Earnings Per Share, Basic and Diluted		$ 0.26	$ (0.38)	$ 0.29	$ (0.12)